T. ROWE PRICE Target 2055 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.8%
T. Rowe Price Funds:
New Income Fund  1,834 845 146 322,198 2,584
U.S. Treasury Long-Term Index
Fund  1,134 616 110 226,160 1,685
International Bond Fund (USD
Hedged)  509 323 48 93,493 799
Dynamic Global Bond Fund  389 114 37 60,697 477
Limited Duration Inflation Focused
Bond Fund  602 94 661 6,191 29
Total Bond Mutual Funds (Cost $5,807) 5,574
EQUITY MUTUAL FUNDS 97.0%
T. Rowe Price Funds:
Value Fund  42,254 8,235 2,987 1,011,308 47,997
Growth Stock Fund  40,261 6,499 4,599 416,905 44,284
U.S. Large-Cap Core Fund  27,784 4,894 1,808 744,432 31,110
Equity Index 500 Fund  27,766 3,749 4,225 195,627 30,676
Overseas Stock Fund  21,054 3,901 1,324 1,774,543 23,796
International Value Equity Fund  20,522 2,919 1,279 1,250,430 23,183
International Stock Fund  17,993 2,892 1,158 988,027 20,304
Real Assets Fund  17,044 3,118 1,137 1,292,588 18,988
Mid-Cap Growth Fund  9,930 2,173 729 108,453 10,763
Mid-Cap Value Fund  9,421 2,176 714 318,457 10,337
Emerging Markets Discovery Stock
Fund  7,528 1,199 475 592,805 8,394
Emerging Markets Stock Fund  5,653 2,020 433 213,139 7,219
Small-Cap Value Fund  5,582 1,131 363 118,887 6,263
Small-Cap Stock Fund  5,895 1,431 1,384 100,265 5,664
New Horizons Fund (2) 3,981 754 289 79,794 4,464
Total Equity Mutual Funds (Cost $236,784) 293,442
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  28 2,816 2,805 377 37
Total Other Mutual Funds (Cost $38) 37

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 3,554 5,693 5,645 3,602,397 3,602
Total Short-Term Investments (Cost $3,602) 3,602
Total Investments in Securities 100.0%
(Cost $246,231) $ 302,655
Other Assets Less Liabilities (0.0)% (136)
Net Assets 100.0% $ 302,519
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ 11 $ 11
Emerging Markets Discovery Stock Fund  7 142 334
Emerging Markets Stock Fund  2 (21) 134
Equity Index 500 Fund  155 3,386 300
Growth Stock Fund  3,424 2,123 86
International Bond Fund (USD Hedged)  (2) 15 18
International Stock Fund  103 577 354
International Value Equity Fund  (3) 1,021 721
Limited Duration Inflation Focused Bond Fund  26 (6) 3
Mid-Cap Growth Fund  1,003 (611) 67
Mid-Cap Value Fund  1,141 (546) 196
New Horizons Fund  205 18 —
New Income Fund  (8) 51 81
Overseas Stock Fund  9 165 724
Real Assets Fund  (1) (37) 441
Small-Cap Stock Fund  861 (278) 85
Small-Cap Value Fund  497 (87) 97
Transition Fund  (43) (2) —
U.S. Large-Cap Core Fund  1,711 240 350
U.S. Treasury Long-Term Index Fund  (18) 45 43
Value Fund  3,030 495 789
U.S. Treasury Money Fund, 4.44% — — 127
Totals $ 12,098# $ 6,701 $ 4,961+
# Capital gain distributions from underlying Price funds represented $11,129 of the net realized gain (loss).
+ Investment income comprised $4,961 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2055 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F199-054Q3 02/25